Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

October 2, 2014

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 361 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for the Wells Fargo Advantage Core Bond Fund and Wells Fargo Advantage Inflation-Protected Bond Fund (the “Funds”), (i) the Administrator Class Prospectus, Institutional Class Prospectus, Investor Class Prospectus, Retail Class Prospectus, Class R Prospectus and Class R4 Prospectus that the Trust filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's post-effective amendment (Post-Effective Amendment No. 361 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 24, 2014.

The Funds’ R6 Class Prospectus and Statement of Additional Information will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Devin Sullivan at (415) 947-4805.

Sincerely,

  /s/ Devin Sullivan

Devin Sullivan

Senior Counsel